Document and Entity Information Document	Feb. 13, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 13, 2022
Entity Registrant Name	LOCKHEED MARTIN CORPORATION
Entity Central Index Key	0000936468
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	1-11437
Entity Tax Identification Number	52-1893632
Entity Address, Address Line One	6801 Rockledge Drive
Entity Address, City or Town	Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20817
City Area Code	301
Local Phone Number	897-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	LMT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false